Commitments and Contingencies - Commitments (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2019 USD ($)	Jan. 01, 2019 CAD ($)	Dec. 17, 2018	Jul. 30, 2015 USD ($)
Disclosure of Commitments [Line Items]
Coal supply and mining agreements	$ 217
Long-term service agreements	150
Non-cancellable operating leases	77	$ 80			$ 83
Growth	1,268
TransAlta Energy Transition Bill	24						$ 55
Total	3,879
Sublease payments received (amounts less than)		$ 1	$ 1
Funded portion of Energy Bill commitment				$ 37
Litigation settlement, amount awarded from other party	27
Natural gas, transportation and other contracts
Disclosure of Commitments [Line Items]
Purchase obligations	2,122
Transmission
Disclosure of Commitments [Line Items]
Purchase obligations	21
2020
Disclosure of Commitments [Line Items]
Coal supply and mining agreements	147
Long-term service agreements	50
Non-cancellable operating leases	4
Growth	535
TransAlta Energy Transition Bill	6
Total	876
2020 | Natural gas, transportation and other contracts
Disclosure of Commitments [Line Items]
Purchase obligations	125
2020 | Transmission
Disclosure of Commitments [Line Items]
Purchase obligations	9
2021
Disclosure of Commitments [Line Items]
Coal supply and mining agreements	16
Long-term service agreements	22
Non-cancellable operating leases	2
Growth	254
TransAlta Energy Transition Bill	6
Total	430
2021 | Natural gas, transportation and other contracts
Disclosure of Commitments [Line Items]
Purchase obligations	125
2021 | Transmission
Disclosure of Commitments [Line Items]
Purchase obligations	5
2022
Disclosure of Commitments [Line Items]
Coal supply and mining agreements	16
Long-term service agreements	32
Non-cancellable operating leases	2
Growth	196
TransAlta Energy Transition Bill	6
Total	376
2022 | Natural gas, transportation and other contracts
Disclosure of Commitments [Line Items]
Purchase obligations	120
2022 | Transmission
Disclosure of Commitments [Line Items]
Purchase obligations	4
2023
Disclosure of Commitments [Line Items]
Coal supply and mining agreements	16
Long-term service agreements	17
Non-cancellable operating leases	2
Growth	270
TransAlta Energy Transition Bill	6
Total	442
2023 | Natural gas, transportation and other contracts
Disclosure of Commitments [Line Items]
Purchase obligations	128
2023 | Transmission
Disclosure of Commitments [Line Items]
Purchase obligations	3
2024
Disclosure of Commitments [Line Items]
Coal supply and mining agreements	8
Long-term service agreements	15
Non-cancellable operating leases	3
Growth	13
TransAlta Energy Transition Bill	0
Total	170
2024 | Natural gas, transportation and other contracts
Disclosure of Commitments [Line Items]
Purchase obligations	131
2024 | Transmission
Disclosure of Commitments [Line Items]
Purchase obligations	0
2025
Disclosure of Commitments [Line Items]
Coal supply and mining agreements	14
Long-term service agreements	14
Non-cancellable operating leases	64
Growth	0
TransAlta Energy Transition Bill	0
Total	1,585
2025 | Natural gas, transportation and other contracts
Disclosure of Commitments [Line Items]
Purchase obligations	1,493
2025 | Transmission
Disclosure of Commitments [Line Items]
Purchase obligations	0
Line loss rule proceeding
Disclosure of Commitments [Line Items]
Estimated financial effect of contingent liabilities	$ 12
Tidewater Brazeau River Pipeline | Tidewater
Disclosure of Commitments [Line Items]
Future option to acquire pipeline, ownership percentage						50.00%